NOTE 7 - DEBT	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
NOTE 7 - DEBT

NOTE 7 – DEBT

Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$25,066	9.29%	$25,075	10.30%
Third Party - Insurance Note 2	8,501	10.75%	11,679	10.00%
Third Party - Insurance Note 3	14,763	10.25%	12,903	9.24%
Total	$48,330		$49,657

The Company entered into an agreement on December 23, 2017 with its insurance provider by executing a $25,075 note payable (Insurance Note 1) issued to purchase an insurance policy, secured by that policy with an annual interest rate of 10.30% payable in monthly installments of principal and interest totaling $2,234 through October 23, 2018. The Company renewed the insurance policy by executing a $25,066 note payable with an annual interest rate of 9.29% payable in monthly installments of principal and interest totaling $2,172. The balance of Insurance Note 1 as of December 31, 2018 and December 31, 2017 was $25,066 and $25,075, respectively.

The Company entered into an agreement on September 15, 2018 renewing with its insurance provider by executing a $15,810 note payable (Insurance Note 2), secured by that policy, with an annual interest rate of 10.75% payable in monthly installments of principal and interest totaling $1,660 through July 15, 2019. At December 31, 2018 and December 31, 2017, the balance of Insurance Note 2 was $8,501 and $11,679, respectively.

The Company entered into an agreement on April 15, 2017 with its insurance provider by executing a $49,000 note payable (Insurance Note 3) issued to purchase an insurance policy, secured by that policy with an annual interest rate of 9.24% payable in monthly installments of principal and interest totaling $4,373 through February 15, 2018. The policy renewed on April 15, 2018 in the amount of $49,000 with an annual interest rate of 10.25% payable in monthly installments of principal and interest totaling $4,378. At December 31, 2018 and December 31, 2017, the balance of Insurance Note 4 was $14,763 and $12,903, respectively.

Notes Payable - Related Parties

The Company’s notes payable to related parties classified as current liabilities consist of the following as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
Notes Payable	Principal	Interest	Principal	Interest
CEO	$—		$9,078	8%
Sub-total current portion	—		9,078
Add long-term portion-CEO	—		39,137
Total	$—		$48,215

On July 19, 2016, the Company received a $60,000 loan less fees of $75 for a related party loan with proceeds of $59,925 from the Company’s CEO. The promissory note carries an annual interest rate of 7.99% with a monthly installment payment of $1,052 through July 19, 2022. On January 5, 2018, the Company repaid the loan in full from the funds received in November 2017 as a result of a capital raise. As of December 31, 2018, and December 31, 2017, the outstanding balance was zero and $48,215, respectively.